EATON VANCE MUTUAL FUNDS TRUST
                                24 Federal Street
                                Boston, MA 02110
                                 (617) 482-8260




                                  CERTIFICATION


         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Mutual Funds Trust (the "Registrant") (1933 Act File No. 2-90946) certifies (a) that the forms of prospectuses and statements of additional information dated May 1, 1998 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 45 ("Amendment No. 45") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 45 was filed electronically with the Securities and Exchange Commission on April 27, 1998 (Accession No. 0000950156-98-000328):




                        Eaton Vance Cash Management Fund
                          Eaton Vance Money Market Fund
                         Eaton Vance Liquid Assets Fund
                          Eaton Vance Tax Free Reserves
                     Eaton Vance Government Obligations Fund
                         Eaton Vance Municipal Bond Fund







                         EATON VANCE MUTUAL FUNDS TRUST



                                                                By:
                                                       Eric G. Woodbury, Esq.
                                                            Assistant Secretary

Date:    May 4, 1998